Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Interest and Finance Costs [Abstract]
Interest costs on long term debt	$ 132,173	$ 118,759
Amortization and write off of financing fees	9,424	11,032
Discount on receivable from drilling contract	(308)	(1,816)
Capitalized borrowing costs	(17,474)	(12,361)
Commissions, commitment fees and other financial expenses	542	364
Total	$ 124,357	$ 115,978